Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
AZL DFA Multi-Strategy Fund
Prospectus [Line Items]
Average Annual Return, Percent		15.03%	7.44%	7.91%
AZL MVP DFA Multi-Strategy Fund
Prospectus [Line Items]
Average Annual Return, Percent		12.05%	6.85%	6.78%
AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund
Prospectus [Line Items]
Average Annual Return, Percent		7.91%	5.26%	5.83%
AZL MVP T. Rowe Price Capital Appreciation Plus Fund
Prospectus [Line Items]
Average Annual Return, Percent		8.39%	7.78%	8.71%
AZL Balanced Index Strategy Fund
Prospectus [Line Items]
Average Annual Return, Percent		13.34%	5.37%	6.88%
S&P 500® Index*
Prospectus [Line Items]
Average Annual Return, Percent	[1]	17.88%	14.42%	14.82%
Bloomberg U.S. Aggregate Bond Index*
Prospectus [Line Items]
Average Annual Return, Percent	[1]	7.30%	(0.36%)	2.01%
Balanced Composite Index*
Prospectus [Line Items]
Average Annual Return, Percent	[1]	12.71%	7.01%	8.57%
AZL MVP Balanced Index Strategy Fund
Prospectus [Line Items]
Average Annual Return, Percent		10.70%	4.85%	5.95%
S&P 500® Index-1
Prospectus [Line Items]
Average Annual Return, Percent	[2]	17.88%	14.42%	14.82%
Bloomberg U.S. Aggregate Bond Index-1
Prospectus [Line Items]
Average Annual Return, Percent	[2]	7.30%	(0.36%)	2.01%
Balanced Composite Index-1
Prospectus [Line Items]
Average Annual Return, Percent	[2]	12.71%	7.01%	8.57%
AZL MVP Growth Index Strategy Fund
Prospectus [Line Items]
Average Annual Return, Percent		11.80%	7.67%	7.78%
S&P 500® Index-2
Prospectus [Line Items]
Average Annual Return, Percent	[3]	17.88%	14.42%	14.82%
Bloomberg U.S. Aggregate Bond Index-2
Prospectus [Line Items]
Average Annual Return, Percent	[3]	7.30%	(0.36%)	2.01%
Growth Composite Index*
Prospectus [Line Items]
Average Annual Return, Percent	[3]	15.33%	10.72%	11.75%
AZL MVP Moderate Index Strategy Fund
Prospectus [Line Items]
Average Annual Return, Percent		11.26%	5.93%	6.65%
S&P 500® Index-3
Prospectus [Line Items]
Average Annual Return, Percent	[4]	17.88%	14.42%	14.82%
Bloomberg U.S. Aggregate Bond Index-3
Prospectus [Line Items]
Average Annual Return, Percent	[4]	7.30%	(0.36%)	2.01%
Moderate Composite Index*
Prospectus [Line Items]
Average Annual Return, Percent	[4]	13.76%	8.49%	9.85%
S&P 500® Index-4
Prospectus [Line Items]
Average Annual Return, Percent	[5]	17.88%	14.42%	14.82%
Bloomberg U.S. Aggregate Bond Index-4
Prospectus [Line Items]
Average Annual Return, Percent	[5]	7.30%	(0.36%)	2.01%
Moderate Composite Index-1
Prospectus [Line Items]
Average Annual Return, Percent	[5]	13.76%	8.49%	9.85%
AZL MVP Global Balanced Index Strategy Fund
Prospectus [Line Items]
Average Annual Return, Percent		10.79%	4.59%	5.47%
MSCI World Index - gross of withholding taxes*
Prospectus [Line Items]
Average Annual Return, Percent	[6]	21.60%	12.66%	12.74%
Bloomberg U.S. Aggregate Bond Index-5
Prospectus [Line Items]
Average Annual Return, Percent	[6]	7.30%	(0.36%)	2.01%
Global Balanced Composite Index*
Prospectus [Line Items]
Average Annual Return, Percent	[6]	14.43%	6.14%	7.57%
S&P 500® Index-5
Prospectus [Line Items]
Average Annual Return, Percent	[7]	17.88%	14.42%	14.82%
Bloomberg U.S. Aggregate Bond Index-6
Prospectus [Line Items]
Average Annual Return, Percent	[7]	7.30%	(0.36%)	2.01%
Moderate Composite Index-2
Prospectus [Line Items]
Average Annual Return, Percent	[7]	13.76%	8.49%	9.85%
S&P 500® Index-6
Prospectus [Line Items]
Average Annual Return, Percent	[8]	17.88%	14.42%	14.82%
Bloomberg U.S. Aggregate Bond Index-7
Prospectus [Line Items]
Average Annual Return, Percent	[8]	7.30%	(0.36%)	2.01%
Income & Growth Composite Index*
Prospectus [Line Items]
Average Annual Return, Percent	[8]	11.64%	5.53%	7.28%
S&P 500® Index-7
Prospectus [Line Items]
Average Annual Return, Percent	[9]	17.88%	14.42%	14.82%
Bloomberg U.S. Aggregate Bond Index-8
Prospectus [Line Items]
Average Annual Return, Percent	[9]	7.30%	(0.36%)	2.01%
Moderate Composite Index-3
Prospectus [Line Items]
Average Annual Return, Percent	[9]	13.76%	8.49%	9.85%

[1]	Reflects no deduction for fees, expenses, or taxes.
[2]	Reflects no deduction for fees, expenses, or taxes.
[3]	Reflects no deduction for fees, expenses, or taxes.
[4]	Reflects no deduction for fees, expenses, or taxes.
[5]	Reflects no deduction for fees, expenses, or taxes.
[6]	Reflects no deduction for fees, expenses, or taxes.
[7]	Reflects no deduction for fees, expenses, or taxes.
[8]	Reflects no deduction for fees, expenses, or taxes.
[9]	Reflects no deduction for fees, expenses, or taxes.